Foreign currency risk - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021 $ / SFr	Dec. 31, 2020 $ / SFr
AUD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.66	0.68
Average foreign exchange rate	0.70	0.65
BRL 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	16.36	17.02
Average foreign exchange rate	17.23	19.28
CAD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.72	0.69
Average foreign exchange rate	0.73	0.71
CNY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	14.33	13.51
Average foreign exchange rate	14.23	13.79
EUR 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.04	1.08
Average foreign exchange rate	1.10	1.08
GBP 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.23	1.21
Average foreign exchange rate	1.27	1.23
JPY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.79	0.86
Average foreign exchange rate	0.85	0.89
USD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.91	0.88
Average foreign exchange rate	0.92	0.96